Marketable Securities Disclosure: Schedule of Marketable Securities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Details
Unrealized gain on marketable securities	$ 26,091	$ 0
Marketable securities	30,792	4,701
Impairment of marketable securities	$ 0	$ (3,818)